SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of risks (Details) - SL BIO LTD - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Concentration of risks
Accounts receivable	$ 0	$ 0
Purchase | Vendor | Vendor A
Concentration of risks
Concertation risk (in percent)		100.00%
Sales | Customer | Customer A
Concentration of risks
Concertation risk (in percent)	39.50%	38.90%
Sales | Customer | Customer B
Concentration of risks
Concertation risk (in percent)	55.80%	10.60%